Share Capital (Details)	6 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Nov. 01, 2025 shares
Share Capital [Line Items]
Options exercised	3,327,709
Alberta Inc [Member]
Share Capital [Line Items]
Par value per share (in Dollars per share) | $ / shares	$ 15.05
No of shares, Opening balance	100,000
Loss in the extinguishment of liabilities (in Dollars) | $	$ 326,000
PIPE raising funds [Member]
Share Capital [Line Items]
No of shares, Opening balance	8,030,303
Issue of shares funds (in Dollars) | $	$ 50,005,000
Copper Asset [Member]
Share Capital [Line Items]
Options exercised	2,000,000
RSU’s [Member]
Share Capital [Line Items]
No of shares, Opening balance	2,220,000	6,230,000
Warrants [Member]
Share Capital [Line Items]
Par value per share (in Dollars per share) | $ / shares	$ 3,315,000
No of shares, Opening balance	3,315,000
Options exercised	12,709
Warrant exercise price (in Dollars per share) | $ / shares	$ 7
Warrant expiration term	Feb. 07, 2029
Exercise of warrants (in Dollars) | $	$ 11.5
Option [Member]
Share Capital [Line Items]
No of shares, Opening balance	38,468
Options exercised	873,942
Warrant expiration term	Feb. 07, 2029
Warrants exercised	1,000,000
Option [Member] | Top of Range [Member]
Share Capital [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares	$ 7
Option [Member] | Bottom of Range [Member]
Share Capital [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares	$ 5
Share Capital [Member]
Share Capital [Line Items]
Authorised share capital	500,000,000
Par value per share (in Dollars per share) | $ / shares	$ 0.001
Share Capital [Member] | Option [Member]
Share Capital [Line Items]
Options exercised	835,474
Warrants exercised	50,100